The Penn Street Fund, Inc.

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the The Penn Street Fund, Inc. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated February 29, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated March 7, 2008

The Penn Street Fund, Inc.

By:

/S/Jay R. Kemmerer

Jay R. Kemmerer, President